Earnings Per Share (Details 1)	9 Months Ended
	Sep. 30, 2012		Sep. 30, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of dilutive potential common shares	11,695,791		8,881,616
Stock options outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of dilutive potential common shares	1,999,521		1,344,665
Unvested restricted stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of dilutive potential common shares	275,262		408,388
Common stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of dilutive potential common shares	9,421,008	[1]	7,128,563	[1]

[1]	On May 31, 2011, the Company granted 7,128,563 warrants as part of an underwritten public offering. As a result of the March 28 and 29, 2012 public offerings described in Note 5, the number of warrants increased to 9,421,008.